Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets

	December 31,	December 31,
	2015	2014
Cost	(in thousands)
Customer relationships acquired	$90,541	$36,130
Technology asset acquired	11,169	11,169
Order backlog	13,592	3,171
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Aptiv intangible asset	-	30,037
Foreign exchange movement	(5,092)	(2,769)
Total cost	113,381	80,909
Accumulated amortization	(49,587)	(32,120)
Foreign exchange movement	2,333	930
Net book value	$66,127	$49,719

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2016 to December 31, 2020 is as follows:

Year ended December 31, (in thousands)
2016	$15,599
2017	12,451
2018	11,034
2019	9,494
2020	9,215
$57,793